UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:   9/30/10

Item 1.  Reports to Stockholders.

WINTRUST CAPITAL FUNDS

DISCIPLINED EQUITY FUND

SMALL CAP OPPORTUNITY FUND

Semi-Annual Report

September 30, 2010

1-877-942-8434

www.whummer.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

The descriptors “Risk On / Risk Off” have been overused by market strategists when discussing the investing environment, but such popularity is probably due to a high level of accuracy.  September 2010 and the three months ending September 30, 2010 were definitely in the “Risk On” category, as the fear of a double dip back into recession eased, and the expectation of another round of quantitative easing caused market participants to flock back to higher beta securities.

From its YTD peak on April 26, the small cap market as measured by the Russell 2000 fell over 20% through July 6 (Risk Off), before rebounding almost 15% to close the quarter September 30 (Risk On).  Very few diversified portfolios would be positioned such that they would outperform in both environments, without incurring a tremendous amount of turnover.  When investing our clients’ assets, we take a longer term view, but opportunistically tweak position sizes when opportunities present themselves to potentially capture value.  We are still pro-cyclically positioned to benefit from a slow emergence from the Great Recession.

In the six months ended September 30, 2010, the Russell 2000 total return was +0.25%, but as noted in the preceding paragraph, the market was far from flat throughout the period.  In that same six month time period, the Wintrust Capital Small Cap Opportunity Fund A share class returned +2.23%, while the I share class returned +2.35%.  The fund’s performance was driven primarily by positive results from stock picking, as is our intent.  This was hardly an easy task, as the majority of small cap core mutual fund peers are underperforming the Russell 2000 index. Correlation between stocks and market breadth have both been at high levels in 2010, which makes adding value through stock picking relatively difficult.  Over the long term, we believe that superior business models and cash flow profiles will outperform.  If the public markets do not recognize such performance, we believe that the private markets will in the form of mergers and acquisition activity.

As of the end of September, Health Care remains our biggest overweight relative to the benchmark Russell 2000 index, but we have narrowed that overweighting as we have redeployed assets into some higher conviction holdings.  The Industrials sector is now our second biggest overweight, which is a change in sector weights as we were underweight the sector through June.  We took the summer sell off as an opportunity to become more aggressive in the Industrials space and express a pro-cyclical investment outlook in our holdings.

Due to appreciation in some holdings, we reduced or eliminated certain positions that had reached or exceeded our price targets and introduced new holdings to the fund over the past six months.  Those changes are reflected in the following pages.  As always, all holdings are selected on a bottom-up basis with an investment time horizon of 18 months to 2 years in mind.

Sincerely,

Katherine Buck, CFA

Portfolio Manager

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wintrust Capital Management or any other person in the Wintrust organization. Any such views are subject to change at any time based upon market or other conditions and Wintrust Capital Management disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wintrust Capital Small Cap Opportunity Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wintrust Capital Management- advised fund. Wintrust Capital Management and Northern Lights Distributors, LLC are not affiliated.  Review Code:1664-NLD-11/10/2010

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO REVIEW
September 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending September 30, 2010, compared to its benchmark:

	Six Months Ended September 30, 2010	Year Ended September 30, 2010	Inception** - September 30, 2010

Wintrust Capital Small Cap Opportunity Fund – Class A	2.23%	12.22%	30.49%
Wintrust Capital Small Cap Opportunity Fund – Class A with load	(2.86)%	6.62%	26.84%
Wintrust Capital Small Cap Opportunity Fund – Class I	2.35%	12.55%	30.89%
Russell 2000 Total Return Index	0.25%	13.35%	25.25%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is December 5, 2008 for Class A and I shares.

Top Holdings by Industry	% of Net Assets
Insurance	9.0%
Healthcare - Products	8.4%
Electronics	7.3%
Commercial Services	7.0%
Aerospace/Defense	5.7%
Household Products/Wares	5.7%
Retail	5.3%
Healthcare - Services	5.1%
Toys/Games/Hobbies	4.7%
Diversified Financial Services	4.5%
Other Industries	35.8%
Cash & Cash Equivalents	1.5%
	100.0%

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 5.7%
56,406	Ducommun, Inc.	$ 1,228,523
44,918	Kaman Corp.	1,177,301
		2,405,824
	BANKS - 2.0%
41,981	Old National Bancorp	440,800
21,126	PacWest Bancorp	402,662
		843,462
	CHEMICALS - 3.3%
16,996	Arch Chemicals, Inc.	596,390
18,550	KMG Chemicals, Inc.	261,370
70,750	Omnova Solutions, Inc. *	508,692
		1,366,452
	COMMERCIAL SERVICES - 7.0%
9,177	MAXIMUS, Inc.	565,120
6,569	Monro Muffler Brake, Inc.	302,897
30,785	Standard Parking Corp. *	526,423
27,490	Team, Inc. *	473,103
69,970	Transcend Services, Inc. *	1,067,042
		2,934,585
	COMPUTERS - 1.0%
39,160	Mentor Graphics Corp. *	413,921

	DISTRIBUTION/WHOLESALE - 4.1%
41,326	Scansource, Inc. *	1,146,383
14,744	WESCO International, Inc. *	579,292
		1,725,675
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
80,483	Marlin Business Services Corp. *	965,796
73,952	National Financial Partners Corp. *	936,972
		1,902,768

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)
Shares		Value

	ELECTRONICS - 7.3%
72,088	Benchmark Electronics, Inc. *	$ 1,182,243
59,809	Electro Scientific Industries, Inc. *	664,478
19,100	Rofin-Sinar Technologies, Inc. *	484,758
39,830	Stoneridge, Inc. *	418,613
21,150	Vishay Precision Group, Inc. *	330,151
		3,080,243
	ENGINEERING & CONSTRUCTION - 1.7%
58,732	Sterling Construction Co., Inc. *	727,102

	HEALTHCARE-PRODUCTS - 8.4%
30,432	Greatbatch, Inc. *	705,718
20,421	ICU Medical, Inc. *	761,499
47,321	Medtox Scientific, Inc. *	550,343
45,607	PSS World Medical, Inc. *	975,078
47,673	Quidel Corp. *	523,926
		3,516,564
	HEALTHCARE-SERVICES - 5.1%
39,570	Addus HomeCare Corp. *	157,884
32,620	ICON PLC - ADR *	705,244
75,185	US Physical Therapy, Inc. *	1,257,093
		2,120,221
	HOUSEHOLD PRODUCTS/WARES - 5.7%
81,225	Central Garden and Pet Co. *	841,491
39,215	Jarden Corp.	1,220,763
15,890	Oil-Dri Corp. of America	341,794
		2,404,048
	INSURANCE - 9.0%
64,289	Alterra Capital Holdings Ltd.	1,280,637
92,107	Amtrust Financial Services, Inc.	1,337,394
26,310	Navigators Group Inc. *	1,174,215
		3,792,246
	INTERNET - 3.0%
52,416	j2 Global Communications, Inc. *	1,246,977

	MACHINERY-DIVERSIFIED - 3.7%
40,095	Altra Holdings, Inc. *	590,599
57,787	Columbus McKinnon Corp. *	958,686
		1,549,285

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)
Shares		Value

	MISCELLANEOUS MANUFACTURING - 0.5%
12,905	John Bean Technologies Corp.	$ 207,900

	OIL & GAS - 3.0%
19,580	Berry Petroleum Co.	621,273
2,905	Bill Barrett Corp. *	104,580
40,830	Quicksilver Resources, Inc. *	514,458
		1,240,311
	OIL & GAS SERVICES - 3.2%
35,202	Hornbeck Offshore Services, Inc. *	686,087
63,619	Tetra Technologies, Inc. *	648,914
		1,335,001
	PACKAGING & CONTAINERS - 2.4%
20,607	Rock-Tenn Co.	1,026,435

	REAL ESTATE - 0.5%
20,030	Kennedy-Wilson Holdings, Inc. *	212,318

	REITS - 1.6%
45,728	Redwood Trust, Inc.	661,227

	RETAIL - 5.3%
16,650	Children's Place Retail Stores, Inc. *	812,020
4,555	Red Robin Gourmet Burgers, Inc. *	89,324
162,663	Sonic Corp. *	1,314,317
		2,215,661
	SEMICONDUCTORS - 1.1%
26,364	MKS Instruments, Inc. *	474,025

	SOFTWARE - 3.2%
4,930	ACI Worldwide, Inc. *	110,383
32,814	JDA Software Group, Inc. *	832,163
20,735	Tyler Technologies, Inc. *	418,018
		1,360,564
	TOYS/GAMES/HOBBIES - 4.7%
95,154	RC2 Corp. *	1,993,476

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)
Shares		Value

	TRANSPORTATION - 1.5%
57,921	Vitran Corp., Inc. *	$ 634,235

	TOTAL COMMON STOCK (Cost - $37,760,531)	41,390,526

	TOTAL INVESTMENTS - 98.5% (Cost - $37,760,531) (a)	$ 41,390,526
	OTHER ASSETS LESS LIABILITIES - 1.5%	615,627
	NET ASSETS - 100.0%	$ 42,006,153

* Non-Income producing security.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,336,262
	Unrealized depreciation:	(706,267)
	Net unrealized appreciation:	$ 3,629,995

See accompanying notes to financial statements.

Wintrust Capital Disciplined Equity Fund

For the six months ended September 30, 2010, your mutual fund A, I and Y share classes declined 3.05%, 2.8%, and 2.8% respectively.  The S&P 500 Index declined by 1.42% during the same period.  While our Team was pleased to participate in most of the market’s rally in the calendar third quarter, we were disappointed the Fund trailed the benchmark S&P 500 Index during the surge.

The Sir John Templeton pessimism gauge proved effective last quarter.  You’ll recall we discussed the pall cast over the market as we entered the calendar third quarter.  That extreme pessimism creates an environment where the mere absence of bad news becomes good news (or good enough news) in and of itself.  The truly good news for US equity investors takes the dual form of still-depressed valuation levels and solid earnings growth.  It’s difficult to find better valuation levels in any recent time, aside from late 2008-early 2009.  Corporations have cut expenses sharply, and slightly improved consumer confidence combined with the need to re-stock inventories has provided a nice revenue boost.  To date, companies have chosen to use their free cash flow to bolster their respective balance sheets (more on the implications of that below).

Tilting the Fund’s holdings toward lower-beta stocks worked well in the calendar second quarter, but impeded performance during the strong rally in the calendar third quarter.

Our stock selection had a negative impact on performance, after being a strong positive contributor during the second quarter.

•

FLIR Systems was the Fund’s biggest detractor from performance, despite the imaging company guiding revenue estimates higher in late July.

•

Agricultural product specialist Monsanto was the Fund’s second-largest detractor; the stock took a hit after lowering earnings guidance in late August.

•

Intercontinental Exchange operates futures, OTC and derivatives transactions.  The stock had poor performance thorough the summer, primarily due to the dearth of trading activity in financial markets.

Outlook

The equity market survived a rough calendar second quarter, and relative calm led to a healthy surge during the calendar third quarter.  As we mentioned above, this was largely due to the lack of bad news combined with attractive valuations and solid earnings growth.  The burgeoning cash balances of Corporate America were likely a cushion against a double-dip recession. Should we be able to avoid such a fate (and the odds are stacked against a double-dip), companies will look to reduce this collective cash hoard.  Increased dividends, stock repurchases, and increased M&A activity are the usual suspects for reducing cash.  There are a relatively low percentage of large-cap companies paying dividends at this time, M&A activity is coming off of a record low, and low valuations across the markets should mean buybacks will actually produce a return premium.

Our models are favoring slightly higher-volatility stocks with strong stable earnings growth.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wintrust Capital Disciplined Equity Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wintrust Capital Disciplined Equity Fund is distributed by Northern Lights Distributors, LLC member FINRA.  NLD Review Code: 1708-NLD-11/16/2010

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO REVIEW
September 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending September 30, 2010, compared to its benchmark:

	Six Months Ended September 30, 2010	Year Ended September 30, 2010	Inception** - September 30, 2010

Wintrust Capital Disciplined Equity Fund – Class A	(3.05)%	8.87%	15.75%
Wintrust Capital Disciplined Equity Fund – Class A with load	(7.92)%	3.41%	11.35%
Wintrust Capital Disciplined Equity Fund – Class I	(2.80)%	9.28%	16.16%
Wintrust Capital Disciplined Equity Fund – Class Y	(2.80)%	9.32%	16.11%
S & P 500 Total Return Index	(1.42)%	10.16%	17.81%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is June 1, 2009.

Top Holdings by Industry	% of Net Assets
Oil & Gas	11.7%
Banks	9.8%
Internet	7.3%
Electric	6.2%
Cosmetics/Personal Care	5.8%
Computers	5.7%
Telecommunications	5.2%
Chemicals	3.2%
Diversified Financial Services	2.9%
REITs	2.9%
Other Industries	37.3%
Cash & Cash Equivalents	2.0%
	100.0%

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 98.0%
	AEROSPACE/DEFENSE - 2.2%
5,000	Boeing Co.		$ 332,700
11,300	Lockheed Martin Corp.		805,464
			1,138,164
	BANKS - 9.8%
25,200	BB&T Corp.		606,816
47,600	Fifth Third Bancorp		572,628
10,800	Goldman Sachs Group Inc.		1,561,464
85,500	KeyCorp		680,580
22,700	Morgan Stanley		560,236
17,400	Northern Trust Corp.		839,376
12,200	Wells Fargo & Co.		306,586
			5,127,686
	BEVERAGES - 2.6%
10,800	Coca-Cola Co.		632,016
11,100	PepsiCo, Inc.		737,484
			1,369,500
	BIOTECHNOLOGY - 0.2%
2,000	Amgen, Inc. *		110,220

	CHEMICALS - 3.2%
15,500	Monsanto Co.		742,915
10,200	Praxair, Inc.		920,652
			1,663,567
	COMMERCIAL SERVICES - 2.4%
6,600	Automatic Data Processing, Inc.		277,398
26,300	Equifax, Inc.		820,560
2,200	Visa, Inc. - Class A		163,372
			1,261,330
	COMPUTERS - 5.7%
5,500	Apple, Inc. *		1,560,625
10,800	International Business Machines Corp.		1,448,712
			3,009,337
	COSMETICS/PERSONAL CARE - 5.8%
12,700	Colgate-Palmolive Co.		976,122
34,000	Procter & Gamble Co.		2,038,980
			3,015,102

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)
Shares			Value

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
10,000	Charles Schwab Corp.		$ 139,000
9,400	IntercontinentalExchange, Inc. *		984,368
23,800	TD Ameritrade Holding Corp. *		384,370
			1,507,738
	ELECTRIC - 6.2%
45,400	AES Corp. *		515,290
7,200	Ameren Corp.		204,480
19,400	American Electric Power Co., Inc.		702,862
3,900	Edison International		134,121
4,200	Exelon Corp.		178,836
11,100	FirstEnergy Corp.		427,794
26,600	PPL Corp.		724,318
8,300	Progress Energy, Inc.		368,686
			3,256,387
	ELECTRONICS - 1.2%
25,200	FLIR Systems, Inc. *		647,640

	ENERGY-ALTERNATE SOURCES - 0.7%
2,500	First Solar Inc. *		368,375

	ENVIRONMENTAL CONTROL - 0.3%
2,200	Stericycle, Inc. *		152,856

	FOOD - 2.5%
25,400	Kellogg Co.		1,282,954

	GAS - 1.1%
10,500	Sempra Energy		564,900

	HEALTHCARE-PRODUCTS - 1.9%
13,300	Johnson & Johnson		824,068
2,500	Varian Medical Systems, Inc. *		151,250
			975,318
	HEALTHCARE-SERVICES - 2.1%
15,800	Aetna, Inc.		499,438
5,300	DaVita, Inc. *		365,859
2,800	Laboratory Corp. of America Holdings *		219,604
			1,084,901

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)
Shares			Value

	HOUSEHOLD PRODUCTS/WARES - 0.4%
3,000	Clorox Co.		$ 200,280

	INSURANCE - 2.7%
9,100	Cincinnati Financial Corp.		262,535
5,300	Marsh & McLennan Cos., Inc.		127,836
23,000	MetLife, Inc.		884,350
1,700	PartnerRe Ltd.		136,306
			1,411,027
	INTERNET - 7.3%
8,000	Amazon.com, Inc. *		1,256,480
40,700	eBay, Inc. *		993,080
2,200	Google, Inc. - Class A *		1,156,738
900	NetFlix, Inc. *		145,944
9,100	VeriSign, Inc. *		288,834
			3,841,076
	IRON/STEEL - 1.0%
11,600	Allegheny Technologies, Inc.		538,820

	LODGING - 1.8%
11,100	Wynn Resorts Ltd.		963,147

	MEDIA - 0.9%
27,400	Comcast Corp.		495,392

	MINING - 0.7%
19,600	Titanium Metals Corp. *		391,216

	OIL & GAS - 11.7%
3,000	Anadarko Petroleum Corp.		171,150
3,000	Chevron Corp.		243,150
12,700	ConocoPhillips		729,361
42,900	Denbury Resources, Inc. *		681,681
38,200	Exxon Mobil Corp.		2,360,378
10,800	Hess Corp.		638,496
11,100	Noble Energy, Inc.		833,499
26,000	Valero Energy Corp.		455,260
			6,112,975

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)
Shares			Value

	PHARMACEUTICALS - 2.6%
19,100	Abbott Laboratories		$ 997,784
9,300	Merck & Co., Inc.		342,333
			1,340,117
	PIPELINES - 1.7%
14,400	El Paso Corp.		178,272
31,500	Spectra Energy Corp.		710,325
			888,597
	REITS - 2.9%
31,300	Annaly Capital Management, Inc.		550,880
6,900	AvalonBay Communities, Inc.		717,117
5,500	Health Care REIT, Inc.		260,370
			1,528,367
	RETAIL - 2.8%
7,700	JC Penney Co., Inc.		209,286
2,200	McDonald's Corp.		163,922
23,200	Yum! Brands, Inc.		1,068,592
			1,441,800
	SAVINGS & LOANS - 0.2%
7,500	New York Community Bancorp, Inc.		121,875

	SEMICONDUCTORS - 1.3%
92,900	Advanced Micro Devices, Inc. *		660,519

	SOFTWARE - 1.6%
25,200	CA, Inc.		532,224
12,200	Microsoft Corp.		298,778
			831,002
	TELECOMMUNICATIONS - 5.2%
40,100	AT&T, Inc.		1,146,860
6,400	NII Holdings, Inc. *		263,040
39,500	Verizon Communications, Inc.		1,287,305
			2,697,205
	TOYS/GAMES/HOBBIES - 0.3%
4,100	Hasbro, Inc.		182,491

	TRANSPORTATION - 2.1%
16,300	United Parcel Service, Inc. - Class B		1,087,047

	TOTAL COMMON STOCK (Cost - $50,133,801)		51,268,928

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)
Shares			Value

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
665,280	Goldman Sachs Financial Square Funds - Treasury Instruments Fund,
	to yield 0.00% ** (Cost - $665,280)		$ 665,280

	TOTAL INVESTMENTS - 99.3% (Cost - $50,799,081) (a)		$ 51,934,208
	OTHER ASSETS LESS LIABILITIES - 0.7%		361,785
	NET ASSETS - 100.0%		$ 52,295,993

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.
(a) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,180,499
		Unrealized depreciation:	(1,045,372)
		Net unrealized appreciation:	$ 1,135,127

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)
	Wintrust Capital Small Cap Opportunity Fund	Wintrust Capital Disciplined Equity Fund
ASSETS
Investment securities:
At cost	$ 37,760,531	$ 50,799,081
At value	$ 41,390,526	$ 51,934,208
Cash	407,283	-
Receivable for securities sold	149,469	-
Receivable for Fund shares sold	186,750	324,900
Dividends and interest receivable	21,243	60,831
Prepaid expenses & other assets	18,326	3,220
TOTAL ASSETS	42,173,597	52,323,159

LIABILITIES
Payable for securities purchased	132,559	-
Investment advisory fees payable	16,399	11,524
Payable for Fund shares redeemed	921	375
Distribution (12b-1) fees payable	3,630	886
Fees payable to other affiliates	7,523	8,163
Accrued expenses and other liabilities	6,412	6,218
TOTAL LIABILITIES	167,444	27,166
NET ASSETS	$ 42,006,153	$ 52,295,993

Net Assets Consist Of:
Paid in capital [no par value, unlimited shares authorized]	$ 35,759,503	$ 49,818,920
Undistributed net investment income	69,729	337,120
Accumulated net realized gain from security transactions	2,546,926	1,004,826
Net unrealized appreciation of investments	3,629,995	1,135,127
NET ASSETS	$ 42,006,153	$ 52,295,993

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 18,505,555	$ 44,675
Shares of beneficial interest outstanding	1,185,476	3,694
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 15.61	$ 12.09
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 16.43	$ 12.73

Class I Shares:
Net Assets	$ 23,500,598	$ 14,903,729
Shares of beneficial interest outstanding	1,496,702	1,228,102
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 15.70	$ 12.14

Class Y Shares:
Net Assets		$ 37,347,589
Shares of beneficial interest outstanding		3,078,929
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share		$ 12.13

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 12 months of purchase and a dealer's commission was paid.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2010 (Unaudited)

	Wintrust Capital Small Cap Opportunity Fund	Wintrust Capital Disciplined Equity Fund
INVESTMENT INCOME
Dividends	$ 219,445	$ 341,716
Interest	726	24
TOTAL INVESTMENT INCOME	220,171	341,740

EXPENSES
Investment advisory fees	94,741	99,901
Distribution (12b-1) fees - Class A	17,529	77
Distribution (12b-1) fees - Class I	-	3,019
Administration fees	21,970	21,550
Registration fees	18,300	3,660
Fund accounting fees	12,270	11,729
Transfer agent fees	9,188	7,513
Audit fees	7,462	7,867
Custody fees	7,200	8,092
Chief compliance officer fees	6,262	6,270
Trustees' fees	2,649	2,746
Legal fees	2,281	2,992
Printing expenses	1,894	2,016
Insurance expense	186	-
Other expenses	1,431	1,418
TOTAL EXPENSES	203,363	178,850

Fees waived by the Advisor	(29,193)	(83,819)

NET EXPENSES	174,170	95,031
NET INVESTMENT INCOME	46,001	246,709

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,509,872	483,308
Net change in unrealized appreciation/(depreciation) of investments	(266,791)	(438,152)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,243,081	45,156

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,289,082	$ 291,865

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Wintrust Capital Small Cap Opportunity Fund		Wintrust Capital Disciplined Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2010	Year Ended	September 30, 2010	Period Ended
	(Unaudited)	March 31, 2010	(Unaudited)	March 31, 2010 (a)
FROM OPERATIONS
Net investment income/(loss)	$ 46,001	$ (53,205)	$ 246,709	$ 183,420
Net realized gain from security transactions	1,509,872	1,973,424	483,308	579,426
Net change in unrealized
appreciation/depreciation of investments	(266,791)	4,093,864	(438,152)	1,573,279
Net increase in net assets resulting from operations	1,289,082	6,014,083	291,865	2,336,125

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(1,318)	-	(113)
Class I	-	(1,679)	-	(7,447)
Class Y	-	-	-	(84,918)
From net realized gains:
Class A	-	(461,212)	-	(91)
Class I	-	(408,691)	-	(5,022)
Class Y	-	-	-	(53,326)
Net decrease in net assets from distributions to shareholders	-	(872,900)	-	(150,917)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,291,684	11,675,160	-	42,051
Class I	9,452,917	11,519,964	12,809,305	2,678,307
Class Y	-	-	14,558,543	23,433,649
Net asset value of shares issued in reinvestment of distributions:
Class A	-	442,823	-	204
Class I	-	386,825	-	8,741
Class Y	-	-	-	138,244
Payments for shares redeemed:
Class A	(512,733)	(1,941,609)	-	-
Class I	(1,306,022)	(2,612,087)	(547,829)	(336,159)
Class Y	-	-	(60,076)	(2,906,060)
Net increase in net assets from shares of beneficial interest	12,925,846	19,471,076	26,759,943	23,058,977

TOTAL INCREASE IN NET ASSETS	14,214,928	24,612,259	27,051,808	25,244,185

NET ASSETS
Beginning of Period	27,791,225	3,178,966	25,244,185	-
End of Period*	$ 42,006,153	$ 27,791,225	$ 52,295,993	$ 25,244,185
*Includes undistributed net investment income of:	$ 69,729	$ 23,728	$ 337,120	$ 90,411

(a)	The Wintrust Capital Disciplined Equity Fund (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.

See accompanying notes to financial statements.
WINTRUST CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Wintrust Capital Small Cap Opportunity Fund		Wintrust Capital Disciplined Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2010	Year Ended	September 30, 2010	Period Ended
	(Unaudited)	March 31, 2010	(Unaudited)	March 31, 2010 (a)
SHARE ACTIVITY
Class A:
Shares Sold	368,475	858,968	-	3,677
Shares Reinvested	-	31,185	-	17
Shares Redeemed	(34,047)	(138,583)	-	-
Net increase in shares of beneficial interest outstanding	334,428	751,570	-	3,694

Class I:
Shares Sold	618,004	880,285	1,067,383	235,236
Shares Reinvested	-	27,146	-	732
Shares Redeemed	(85,418)	(176,012)	(46,211)	(29,038)
Net increase in shares of beneficial interest outstanding	532,586	731,419	1,021,172	206,930

Class Y:
Shares Sold			1,272,022	2,046,513
Shares Reinvested			-	11,588
Shares Redeemed			(4,802)	(246,392)
Net increase in shares of beneficial interest outstanding			1,267,220	1,811,709

(a)	The Wintrust Capital Disciplined Equity Fund (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Small Cap Opportunity Fund
	Class A
	For the Six
	Months Ended		For the		For the
	September 30, 2010		Year Ended		Period Ended
	(Unaudited)		March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 15.27		$ 9.56		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	0.01		(0.06)		0.01
Net realized and unrealized gain/(loss)
on investments	0.33		6.33		(0.45)
Total from investment operations	0.34		6.27		(0.44)

Less distributions from:
Net investment income	-		(0.00)	(3)	-
Net realized gains	-		(0.56)		-
Total distributions	-		(0.56)		-

Net asset value, end of period	$ 15.61		$ 15.27		$ 9.56

Total return (4)	2.23%	(5)	66.04%		(4.40)%	(5)

Net assets, at end of period (000's)	$ 18,506		$ 12,999		$ 951

Ratio of gross expenses to average
net assets (6)	1.42%	(7)	1.73%		12.48%	(7)
Ratio of net expenses to average
net assets	1.24%	(7)	1.24%		1.24%	(7)
Ratio of net investment income (loss)
to average net assets	0.14%	(7)	-0.45%		0.32%	(7)

Portfolio Turnover Rate	21%	(5)	47%		4%	(5)

(1)	The Wintrust Capital Small Cap Opportunity Fund's Class A shares (formerly Wayne Hummer Small Cap Core Fund) commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Small Cap Opportunity Fund
	Class I
	For the Six
	Months Ended		For the		For the
	September 30, 2010		Year Ended		Period Ended
	(Unaudited)		March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 15.34		$ 9.57		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	0.03		(0.03)		0.02
Net realized and unrealized gain/(loss)
on investments	0.33		6.36		(0.45)
Total from investment operations	0.36		6.33		(0.43)

Less distributions from:
Net investment income	-		(0.00)	(3)	-
Net realized gains	-		(0.56)		-
Total distributions	-		(0.56)		-

Net asset value, end of period	$ 15.70		$ 15.34		$ 9.57

Total return (4)	2.35%	(5)	66.62%		(4.30)%	(5)

Net assets, at end of period (000's)	$ 23,501		$ 14,792		$ 2,228

Ratio of gross expenses to average
net assets (6)	1.18%	(7)	1.48%		12.23%	(7)
Ratio of net expenses to average
net assets	0.99%	(7)	0.99%		0.99%	(7)
Ratio of net investment income
to average net assets	0.41%	(7)	-0.20%		0.80%	(7)

Portfolio Turnover Rate	21%	(5)	47%		4%	(5)

(1)	The Wintrust Capital Small Cap Opportunity Fund's Class I shares (formerly Wayne Hummer Small Cap Core Fund) commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Disciplined Equity Fund
	Class A		Class I		Class Y
	For the Six		For the Six		For the Six
	Months Ended	For the	Months Ended	For the	Months Ended	For the
	September 30, 2010	Period Ended	September 30, 2010	Period Ended	September 30, 2010	Period Ended
	(Unaudited)	March 31, 2010 (1)	(Unaudited)	March 31, 2010 (1)	(Unaudited)	March 31, 2010 (1)
Net asset value, beginning of period	$ 12.46	$ 10.00	$ 12.49	$ 10.00	$ 12.48	$ 10.00

Activity from investment operations:
Net investment income (2)	0.07	0.12	0.09	0.13	0.09	0.16
Net realized and unrealized gain
(loss) on investments	(0.44)	2.40	(0.44)	2.43	(0.44)	2.39
Total from investment operations	(0.37)	2.52	(0.35)	2.56	(0.35)	2.55

Less distributions from:
Net investment income	-	(0.03)	-	(0.04)	-	(0.04)
Net realized gains	-	(0.03)	-	(0.03)	-	(0.03)
Total distributions	-	(0.06)	-	(0.07)	-	(0.07)

Net asset value, end of period	$ 12.09	$ 12.46	$ 12.14	$ 12.49	$ 12.13	$ 12.48

Total return (3,4)	(3.05)%	25.32%	(2.80)%	25.59%	(2.80)%	25.52%

Net assets, at end of period (000's)	$ 45	$ 46	$ 14,904	$ 2,585	$ 37,348	$ 22,614

Ratio of gross expenses to average
net assets (5,6)	1.42%	1.91%	1.13%	1.66%	1.06%	1.56%
Ratio of net expenses to average
net assets (6)	0.90%	0.90%	0.65%	0.65%	0.55%	0.55%
Ratio of net investment income
to average net assets (6)	1.12%	1.23%	1.43%	1.38%	1.49%	1.56%

Portfolio Turnover Rate (4)	69%	110%	69%	110%	69%	110%

(1)	The Wintrust Capital Disciplined Equity Fund's Class A, I and Y shares (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

1.

ORGANIZATION

The Wintrust Capital Small Cap Opportunity Fund (the “WC Small Cap”) and the Wintrust Capital Disciplined Equity Fund (the “WC Disciplined Equity”), collectively the “Funds”, are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are each a diversified, open-end management investment company.  The primary investment objective of the WC Small Cap is total return that exceeds the total return of the Russell 2000 Index over long-term market cycles. The primary investment objective of the WC Disciplined Equity is total return that exceeds the total return of the S&P 500 Index over long-term market cycles. The WC Small Cap and the WC Disciplined Equity commenced operations on December 5, 2008 and June 1, 2009, respectively.

The WC Small Cap currently offers Class A and Class I shares, and the WC Disciplined Equity currently offers Class A, Class I and Class Y shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 12 months of their purchase and a dealer’s commission was paid. Classes I and Y shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for each Fund’s assets and liabilities measured at fair value:

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

WC Small Cap

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 41,390,526	$ -	$ -	$ 41,390,526

WC Disciplined Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 51,268,928	$ -	$ -	$ 51,268,928
Money Market Funds	-	665,280	-	665,280
Total	$ 51,268,928	$ 665,280	$ -	$ 51,934,208

                            The Funds did not hold any Level 3 securities during the period.

                            * Refer to the Portfolios of Investments for industry classification.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of SubChapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax year of 2009 and during the year or period ended September 30, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
WC Small Cap	$ 19,749,780	$ 6,522,657
WC Disciplined Equity	$ 49,364,381	$ 22,899,776

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Wintrust Capital Management Company, LLC serves as each Fund’s investment advisor (the “Advisor”). The Advisor has engaged Advanced Investment Partners, LLC (“AIP”) as the sub-advisor to WC Disciplined Equity.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily investment operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund’s average daily net assets.  Pursuant to a sub-advisory agreement, the Advisor pays AIP a sub-advisory fee computed and accrued daily and paid monthly.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least July 31, 2011, to waive advisory fees and, if necessary, reimburse a portion of each Fund’s operating expenses so that the Funds’ normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class I	Class Y
WC Small Cap	1.24%	0.99%	N/A
WC Disciplined Equity	0.90%	0.65%	0.55%

These amounts will herein be referred to as the "expense limitations."

During the six months ended September 30, 2010, the Advisor waived $29,193 and $83,819 for WC Small Cap and WC Disciplined Equity, respectively.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitations, the Advisor shall be entitled to reimbursement by the Fund provided that

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitations.  If a Fund's operating expenses subsequently exceed the respective expense limitations, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of September 30, 2010, the Advisor had $172,155 and $205,980 of fee waivers for WC Small Cap and WC Disciplined Equity, respectively subject to recapture which may be recovered by the following dates:

Fund	March 31, 2012	March 31, 2013	September 30, 2013
WC Small Cap	$ 60,284	$ 82,678	$ 29,193
WC Disciplined Equity	$ -	$ 122,161	$ 83,819

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares for WC Small Cap, and 0.35% and 0.10% of the average daily net assets attributable to the Class A and Class I shares for WC Disciplined Equity and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  During the six months ended September 30, 2010, the 12b-1 fees accrued amounted to $17,529 and $3,096 for WC Small Cap and WC Disciplined Equity, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.   The Distributor is an affiliate of GFS.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to each Fund as follows:

Administration.  Each Fund pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  Each Fund is subject to a minimum annual fee.  Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

* WC Disciplined Equity fee increased from $32,000 to $40,000 per annum on June 1, 2010.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. Each Fund pays GFS a base annual fee of $24,000* plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

* WC Disciplined Equity fee increased from $19,200 to $24,000 per annum on June 1, 2010.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000* per class of shares and the per-account charge is $14.00.

* WC Disciplined Equity fee increased from $12,000 to $15,000 per annum on June 1, 2010.

Custody Administration. Pursuant to the terms of the Funds’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Funds each pay an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  The Funds also pay certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS fees collected for the six months ended September 30, 2010, are summarized in the table on the next page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from each Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended September 30, 2010 are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   Fees GemCom collected for Edgar and printing services performed, for the six months ended September 30, 2010, are summarized in the table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

Fund	Custody	Compliance	GemCom
WC Small Cap	$ 3,655	$ 6,262	$ 2,798	[a]
WC Disciplined Equity	$ 3,489	$ 6,270	$ 3,140	[a]

                                                                          a – A portion relates to amounts accrued in prior year

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax characters of distributions for the year or period ended March 31, 2010 were as follows:

	Ordinary	Net Long-Term
	Income	Capital Gain	Total
WC Small Cap	$ 872,900	$ -	$ 872,900
WC Disciplined Equity	150,917	-	150,917

There were no distributions to shareholders for the period ended March 31, 2009 for WC Small Cap.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long-Term	Unrealized	Accumulated
	Income	Gains	Appreciation	Earnings
WC Small Cap	$ 831,912	$ 219,118	$ 3,906,538	$ 4,957,568
WC Disciplined Equity	628,576	27	1,556,605	2,185,208

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and real estate investment trusts adjustments.

Permanent book and tax differences are primarily attributable to real estate investment trusts adjustments and tax treatment of short-term capital gains, resulting in reclassification for the year ended March 31, 2010 as follows:

	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain from Security Transactions
WC Small Cap	$ 76,825	$ (76,825)
WC Disciplined Equity	(531)	531

6.    SUBSEQUENT EVENTS

Each Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, each Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

WINTRUST CAPITAL FUNDS

EXPENSE EXAMPLES

September 30, 2010 (Unaudited)

As a shareholder of the Wintrust Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wintrust Capital Small Cap Opportunity Fund and the Wintrust Capital Disciplined Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wintrust Capital Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class A	Funds Annualized Expense Ratio	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period*	Ending Account Value 9/30/10	Expenses Paid During Period*
Wintrust Capital Small Cap Opportunity Fund	1.24%	$1,000.00	$1,022.30	$6.29	$1,018.85	$6.28
Wintrust Capital Disciplined Equity Fund	0.90%	$1,000.00	$969.50	$4.44	$1,020.55	$4.56

Class I
Wintrust Capital Small Cap Opportunity Fund	0.99%	$1,000.00	$1,023.50	$5.04	$1,020.09	$5.03
Wintrust Capital Disciplined Equity Fund	0.65%	$1,000.00	$972.00	$3.25	$1,021.81	$3.29

Class Y
Wintrust Capital Disciplined Equity Fund	0.55%	$1,000.00	$972.00	$2.72	$1,022.31	$2.79

*Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wintrust Capital Management Company, LLC

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/01/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/01/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/01/10